Employment Benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Employment Benefits (Details) [Line Items]
Contributions rate pensionable emoluments	6.50%
Contribution rate base salary	4.00%
Employer contributions expenses (in Dollars)	$ 6
National Industrial Council [Member]
Employment Benefits (Details) [Line Items]
Contributions rate pensionable emoluments	12.00%
Mining Industry of Zimbabwe [Member]
Employment Benefits (Details) [Line Items]
Contributions rate pensionable emoluments	16.00%
Old Mutual staff pension fund [Member]
Employment Benefits (Details) [Line Items]
Contributions rate pensionable emoluments	5.00%